TAXATION (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Income Tax Contingency [Line Items]
Movement in deferred tax liability		$ 1,326	$ 1,544
Provision for certain immaterial risks	$ 4,000	4,000		$ 3,100
Jordan | Foreign Tax Authority
Income Tax Contingency [Line Items]
Net deferred tax liability	6,600	6,600		$ 5,300
Movement in deferred tax liability	$ 500	$ 1,300